Income taxes - Summary of the expected expiration period of the operating loss carryforwards for which no deferred tax asset (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 1,484,949	¥ 1,465,002
Within 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	449,326	362,529
Over 5 years to 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	347,087	459,335
Over 10 years to 15 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	37,971	31,198
Over 15 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	28,794	16,575
No expiration period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 621,771	¥ 595,365